TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF INFORMATION ABOUT TRADE PAYABLES
	As of December 31,
	2022	2021
	RMB’000	RMB’000
Trade payables	3,079	6,290